Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization and Business

2. Organization and Business

Business Summary

The Company is a leading regenerative medicine company dedicated to advancing the science and commercialization of peripheral nerve repair solutions. Peripheral nerves provide the pathways for both motor and sensory signals throughout the body and their damage can result in the loss of function and feeling. In order to improve surgical reconstruction and regeneration of peripheral nerves, the Company has developed and licensed, patented and patent pending technologies. The Company’s innovative approach to regenerative medicine has resulted in first-in-class products that will define their product categories. AxoGen’s products offer a full suite of surgical nerve reconstruction solutions including Avance® Nerve Graft, which the Company believes is the only commercially available processed nerve allograft for bridging severed nerves without the comorbidities associated with a second surgical site, AxoGuard® Nerve Connector, a porcine submucosa ExtraCellular Matrix (“ECM”) coaptation aid for tensionless repair of severed nerves, and AxoGuard® Nerve Protector, a porcine submucosa ECM product used to wrap and protect injured peripheral nerves and reinforce coaptation sites while preventing soft tissue attachments.

2.	Organization and Business

Business Summary

On September 30, 2011, LecTec Corporation (“LecTec”) completed its business combination with AC in accordance with the terms of an Agreement and Plan of Merger, dated as of May 31, 2011, by and among LecTec, Nerve Merger Sub Corp., a subsidiary of LecTec (“Merger Sub”), and AC, which the parties amended on September 30, 2011 and August 9, 2011 (as amended, the “Merger Agreement”). Pursuant to the Merger Agreement, Merger Sub merged with and into AC, with AC continuing after the merger as the surviving corporation and a wholly owned subsidiary of LecTec (the “Merger”). Immediately following the Merger, LecTec changed its name to AxoGen, Inc. In October 2011, the Company moved its corporate headquarter facilities (principal executive office) from Texarkana, Texas to 13859 Progress Blvd., Suite 100, Alachua, Florida 32615.

In connection with the Merger,

•	all outstanding AC convertible securities were converted into shares of AC common stock and exchanged for shares of AxoGen, Inc. common stock;

•	all outstanding AC warrants expired unexercised;

•

all outstanding shares of AC common stock, including those issued upon conversion of AC convertible securities, were exchanged for shares of AxoGen, Inc. common stock at a ratio of one share of AC common stock for 0.03727336 share of AxoGen, Inc. common stock;

•

all outstanding options to purchase shares of AC common stock were exchanged for options to purchase shares of AxoGen, Inc. common stock at a ratio of one option to purchase shares of AC common stock for an option to purchase 0.03727336 share of AxoGen, Inc. common stock.

A total of 6,221,077 shares of the Company’s common stock were issued in share exchange, and an additional 558,267 shares of the Company’s common stock were reserved for issuance upon exercise of AC stock options which were converted into the Company’s stock options. Upon completion of the Merger, all AC securities were cancelled.

Immediately following the completion of the Merger, former AC shareholders owned approximately 56.8% of the outstanding common stock of the Company, LecTec shareholders owned approximately 39.4% of the outstanding common stock of the Company, and certain investors owned the remaining 3.8% of the outstanding common stock of the Company.

For accounting purposes, AC was identified as the acquiring entity and LecTec as the acquired entity. The merger was accounted for using the purchase method of accounting for financial reporting purposes. The purchase method requires the identification of the acquiring entity, based on the criteria of Accounting Standards Codification 805-10-55-12, Accounting for Business Combinations. Under purchase accounting, the assets and liabilities of an acquired company (LecTec) as of the effective date of the acquisition were recorded at their respective estimated fair values and added to those of the acquiring company. Accordingly, the consolidated financial statements and related footnote disclosures presented for periods prior to the Merger are those of AC alone. The consolidated Statement of Operations for the year ended December 31, 2011 includes the operations and cash flows of AC through September 30, 2011 and the combined operations and cash flows of AC and LecTec subsequent to the Merger.

The common stock of AC has been retrospectively adjusted to reflect the exchange ratio of one share of AC common stock for 0.03727336 share of the Company’s common shares as established in the Merger Agreement.

The Company is a regenerative medicine company with a portfolio of proprietary products and technologies for peripheral nerve reconstruction and regeneration. Peripheral nerves provide the pathways for both motor and sensory signals throughout the body and their damage can result in the loss of function and feeling. In order to improve surgical reconstruction and regeneration of peripheral nerves, the Company has developed and licensed technologies which are used in its products. Its product portfolio includes Avance® Nerve Graft, which the Company believes is the first and only commercially available allograft nerve for bridging nerve discontinuities (a gap created when the nerve is severed), AxoGuard® Nerve Connector, a coaptation aid allowing for close approximation of severed nerves, and AxoGuard® Nerve Protector that protects nerves during the body’s healing process after surgery.